FINANCIAL RISK MANAGEMENT (Details 9) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Consolidated VaR by Type Of Asset [Line Items]
Value at risk	S/ 7,400	S/ 25,922
Equity investments [member]
Disclosure Of Consolidated VaR by Type Of Asset [Line Items]
Value at risk	2,757	9,624
Debt Investments [Member]
Disclosure Of Consolidated VaR by Type Of Asset [Line Items]
Value at risk	4,504	19,371
Swaps [Member]
Disclosure Of Consolidated VaR by Type Of Asset [Line Items]
Value at risk	7,661	13,045
Forwards [member]
Disclosure Of Consolidated VaR by Type Of Asset [Line Items]
Value at risk	2,111	2,470
Options [member]
Disclosure Of Consolidated VaR by Type Of Asset [Line Items]
Value at risk	251	1,160
Diversification Effect [Member]
Disclosure Of Consolidated VaR by Type Of Asset [Line Items]
Value at risk	(9,884)	(19,748)
Consolidated VaR by type of asset [Member]
Disclosure Of Consolidated VaR by Type Of Asset [Line Items]
Value at risk	7,400	25,922
Consolidated VaR by type of asset [Member] | Interest Rate Risk [Member]
Disclosure Of Consolidated VaR by Type Of Asset [Line Items]
Value at risk	7,836	22,553
Consolidated VaR by type of asset [Member] | Price risk [member]
Disclosure Of Consolidated VaR by Type Of Asset [Line Items]
Value at risk	2,759	9,623
Consolidated VaR by type of asset [Member] | Volatility Risk [Member]
Disclosure Of Consolidated VaR by Type Of Asset [Line Items]
Value at risk	0	319
Consolidated VaR by type of asset [Member] | Diversification effect [member]
Disclosure Of Consolidated VaR by Type Of Asset [Line Items]
Value at risk	S/ (3,195)	S/ (6,573)